UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-22269

Eaton Vance National Municipal Opportunities Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617)
482-8260
(Registrant’s Telephone Number)
March 31
Date of Fiscal Year End
September 30, 2024
Date of Reporting Period

Item 1. Reports to Stockholders
(a)

Eaton Vance
National Municipal Opportunities Trust (EOT)
Semi-Annual Report
September 30, 2024

Commodity Futures Trading Commission Registration.
The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report
September 30, 2024
Eaton Vance
National Municipal Opportunities Trust

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Performance

Portfolio Manager(s)
Cynthia J. Clemson and William J. Delahunty, Jr., CFA
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/29/2009	4.64%	16.14%	1.45%	2.96%
Fund at Market Price	—	10.70	15.83	(0.45)	3.68

Bloomberg Municipal Bond Index	—	2.69%	10.37%	1.38%	2.51%
% Premium/Discount to NAV 3
As of period end	(5.13)%
Distributions 4
Total Distributions per share for the period	$0.39
Distribution Rate at NAV	4.33%
Taxable-Equivalent Distribution Rate at NAV	7.32
Distribution Rate at Market Price	4.57
Taxable-Equivalent Distribution Rate at Market Price	7.71
% Total Leverage 5
Residual Interest Bond (RIB) Financing	11.87%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Fund Profile

Credit Quality (% of total investments) 1,2
Footnotes:
1	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
2	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Endnotes and Additional Disclosures

1	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-
equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
5	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund's Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the By-Laws from the provisions of the By-Laws addressing “Control Share Acquisitions.” On October 10, 2024, the Board adopted Amendment No. 1 to the By-Laws to formally eliminate the Control Share Provisions and to make certain related conforming changes.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 2,000,000
		$ 2,000,000
Hospital — 0.8%
Montefiore Obligated Group, 4.287%, 9/1/50	$3,240	$ 2,446,408
		$ 2,446,408
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39 (1)	$2,430	$ 2,681,772
		$ 2,681,772
Total Corporate Bonds (identified cost $7,555,000)		$ 7,128,180

Tax-Exempt Municipal Obligations — 106.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Texas Water Development Board:
4.80%, 10/15/52	$1,500	$ 1,583,595
5.00%, 10/15/47 (2)	5,000	5,466,150
		$ 7,049,745
Education — 3.4%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50 (1)	$185	$ 160,393
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	995,810
California Municipal Finance Authority, (Westside Neighbourhood School), 6.20%, 6/15/54 (1)	880	954,193
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38 (1)	210	212,192
5.375%, 6/15/48 (1)	395	394,175
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64 (1)	2,940	2,962,138
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	397,671
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53 (1)	750	811,283
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53 (1)	1,000	976,110
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54 (1)	$455	$ 438,606
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52 (1)	245	221,483
5.00%, 4/1/40 (1)	620	645,364
5.00%, 4/1/50 (1)	830	846,376
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	70,525
		$ 10,086,319
Electric Utilities — 7.0%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53 (2)	$4,000	$ 4,436,000
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	5,582,445
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,232,320
Omaha Public Power District, NE, 5.00%, 2/1/47	4,000	4,393,080
South Carolina Public Service Authority, 5.50%, 12/1/54	4,000	4,004,840
		$ 20,648,685
Escrowed/Prerefunded — 0.8%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,758,375
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	185	185,000
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	275	304,529
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50 (1)	10	11,215
Prerefunded to 4/1/32, 4.00%, 4/1/52 (1)	5	5,452
		$ 2,264,571
General Obligations — 10.5%
Chicago Board of Education, IL:
5.00%, 12/1/42	$6,410	$ 6,409,680
6.00%, 12/1/49	1,750	1,946,595
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53 (1)(2)	4,000	4,351,320
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	2,410	2,380,405
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	347,680

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58 (1)(2)	$2,500	$ 2,692,200
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47 (2)	4,000	4,329,160
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	5,000	5,046,800
Puerto Rico:
0.00%, 7/1/33	2,000	1,360,160
4.00%, 7/1/35	2,127	2,124,873
Township of Freehold, NJ, 1.00%, 10/15/29	145	128,094
		$ 31,116,967
Hospital — 7.3%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$3,000	$ 3,077,610
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	2,000	2,145,700
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	2,000	2,150,600
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,088,193
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,524,775
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	1,000	982,470
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	3,157,650
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,329,973
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,215	1,300,086
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	488,845
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,025	2,011,514
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	258,575
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	1,000	1,101,960
		$ 21,617,951
Security	Principal Amount (000's omitted)	Value
Housing — 5.6%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57 (1)	$4,255	$ 3,177,592
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,038,900
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.45%, 4/1/51	3,500	3,727,640
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	1,690	1,719,676
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,555	1,638,535
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	3,381	3,132,294
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.00%, 7/1/54	1,000	1,049,640
		$ 16,484,277
Industrial Development Revenue — 6.3%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,705,532
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	844,090
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52 (1)	2,000	2,007,180
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35 (1)	725	730,626
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42 (1)	1,415	1,370,272
(AMT), 4.875%, 11/1/42 (1)	1,555	1,544,768
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29 (1)	560	535,556
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,023,437
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,765	2,870,540
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42 (1)	2,000	1,945,480
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54 (1)	1,000	1,045,890
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36 (1)	145	147,936
		$ 18,771,307

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 1.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	$1,875	$ 1,992,862
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53 (2)	3,000	3,311,850
		$ 5,304,712
Insured - Hospital — 1.6%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	$1,500	$ 1,622,640
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	2,000	2,251,120
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	810	870,515
		$ 4,744,275
Insured - Housing — 0.5%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$325	$ 339,167
(BAM), 5.25%, 7/1/64	1,000	1,065,330
		$ 1,404,497
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$280	$ 232,100
		$ 232,100
Insured - Special Tax Revenue — 4.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$ 4,746,560
(AGC), 7.00%, 10/1/39	6,000	7,093,080
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	723,679
(AGM), 3.75%, 5/1/40	855	856,069
		$ 13,419,388
Insured - Transportation — 7.8%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$6,225	$ 6,133,555
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,489,260
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AGM), (AMT), 5.25%, 6/30/60	2,800	2,991,268
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	$4,000	$ 2,786,800
(AGC), 0.00%, 1/1/36	13,000	8,659,040
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	1,000	1,052,710
		$ 23,112,633
Lease Revenue/Certificates of Participation — 7.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 328,163
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,749,426
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,154,540
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	465	486,525
5.00%, 6/15/44	4,260	4,504,354
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	255	261,051
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,771,000
		$ 22,255,059
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 3,011,096
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38 (1)	390	404,570
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	459,975
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42 (1)	605	622,424
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,086,450
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,393,267
		$ 6,977,782
Senior Living/Life Care — 10.6%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,408,099
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	863,405
5.00%, 7/15/42	700	702,338
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	125,921

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	$1,110	$ 750,404
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	188,793
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	160	160,278
6.375%, 1/1/33	30	30,065
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,459,500
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group):
5.00%, 11/15/54 (3)	1,000	1,054,390
5.25%, 11/15/54	1,000	1,075,790
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33 (1)	470	491,230
5.00%, 11/15/38 (1)	310	323,228
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57 (1)	1,650	1,661,863
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,570,980
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,175,742
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39 (1)	265	267,128
5.625%, 7/1/46 (1)	360	363,532
5.75%, 7/1/54 (1)	780	786,708
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	45	46,140
5.00%, 7/1/34	55	56,335
5.00%, 7/1/49	2,000	2,000,520
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	3,000	2,850,210
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	524,090
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27 (1)	765	966,998
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37 (1)	630	641,838
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,112,040
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,323,412
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37 (1)	900	660,627
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	$1,000	$ 1,024,490
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51 (1)	1,335	1,247,250
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49 (1)	305	280,856
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,093,690
		$ 31,287,890
Special Tax Revenue — 9.1%
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39 (1)	$1,640	$ 1,698,663
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	140	124,121
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	4,205	3,470,092
4.375%, 5/1/53	1,000	1,019,260
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44 (2)	6,900	7,449,792
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	1,006,470
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	1,250	308,288
5.00%, 7/1/58	4,015	4,056,555
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	1,018,764
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47 (2)	2,125	2,368,440
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53 (2)	4,000	4,428,840
		$ 26,949,285
Transportation — 15.5%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55 (2)	$1,500	$ 1,636,005
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53 (2)	4,000	4,387,720
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,609,239
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	2,139,764
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,251,462

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.375%, 6/30/60	$1,910	$ 1,996,733
Green Bonds, (AMT), 6.00%, 6/30/54	770	841,957
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,115,106
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,082,697
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,213,240
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,081,850
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	5,625	5,760,506
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	463,378
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51 (2)	8,800	9,402,184
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	940,236
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,917,000
(AMT), 5.00%, 12/31/52	1,000	1,016,330
		$ 45,855,407
Water and Sewer — 1.6%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$1,440	$ 1,586,722
Texas Water Development Board, 4.25%, 10/15/51 (3)	3,000	3,019,470
		$ 4,606,192
Total Tax-Exempt Municipal Obligations (identified cost $295,101,090)		$314,189,042

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,653	$ 1,824,152
7.781%, 1/1/35	1,400	1,607,102
		$ 3,431,254
Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 3,998,800
		$ 3,998,800
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,280,336
		$ 1,280,336
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,210,200
		$ 1,210,200
Insured - Transportation — 0.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,500	$ 1,329,795
		$ 1,329,795
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 143,879
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	100	102,620
		$ 246,499
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27 (1)	$1,115	$ 1,050,910
Oneida Indian Nation of New York, 8.00%, 9/1/40 (1)	1,500	1,530,600
		$ 2,581,510

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,383,630
		$ 1,383,630
Total Taxable Municipal Obligations (identified cost $15,718,923)		$ 15,462,024
Total Investments — 113.9% (identified cost $318,375,013)		$336,779,246
Other Assets, Less Liabilities — (13.9)%		$ (41,215,374)
Net Assets — 100.0%		$295,563,872
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $43,867,997 or 14.8% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(3)	When-issued security.
At September 30, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	17.0%
Texas	14.8%
Others, representing less than 10% individually	66.1%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Investments, at value (identified cost $318,375,013)	$ 336,779,246
Interest receivable	4,506,158
Trustees' deferred compensation plan	55,699
Total assets	$341,341,103
Liabilities
Payable for floating rate notes issued	$ 39,797,264
Payable for when-issued securities	4,050,200
Due to custodian	1,130,579
Payable to affiliates:
Investment adviser and administrative fee	164,923
Trustees' deferred compensation plan	55,699
Interest expense and fees payable	418,249
Accrued expenses	160,317
Total liabilities	$ 45,777,231
Net Assets	$295,563,872
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 156,249
Additional paid-in capital	298,400,478
Accumulated loss	(2,992,855)
Net Assets	$295,563,872
Common Shares Issued and Outstanding	15,624,921
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 18.92

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Interest income	$ 7,958,780
Total investment income	$ 7,958,780
Expenses
Investment adviser and administrative fee	$ 990,491
Trustees’ fees and expenses	10,369
Custodian fee	35,823
Transfer and dividend disbursing agent fees	9,767
Legal and accounting services	44,194
Printing and postage	19,142
Interest expense and fees	799,075
Miscellaneous	32,823
Total expenses	$ 1,941,684
Net investment income	$ 6,017,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (133,540)
Net realized loss	$ (133,540)
Change in unrealized appreciation (depreciation):
Investments	$ 6,762,000
Net change in unrealized appreciation (depreciation)	$ 6,762,000
Net realized and unrealized gain	$ 6,628,460
Net increase in net assets from operations	$12,645,556

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,017,096	$ 11,638,612
Net realized loss	(133,540)	(5,435,709)
Net change in unrealized appreciation (depreciation)	6,762,000	8,357,664
Net increase in net assets from operations	$ 12,645,556	$ 14,560,567
Distributions to shareholders	$ (6,131,219)	$ (11,718,691)
Net increase in net assets	$ 6,514,337	$ 2,841,876
Net Assets
At beginning of period	$ 289,049,535	$ 286,207,659
At end of period	$295,563,872	$289,049,535

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
September 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 12,645,556
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(50,030,372)
Investments sold	50,636,395
Net amortization/accretion of premium (discount)	(605,414)
Increase in interest receivable	(77,286)
Increase in Trustees’ deferred compensation plan	(5,419)
Decrease in payable to affiliate for investment adviser and administrative fee	(2,446)
Increase in interest expense and fees payable	2,379
Increase in payable to affiliate for Trustees' deferred compensation plan	5,419
Decrease in accrued expenses	(2,940)
Net change in unrealized (appreciation) depreciation from investments	(6,762,000)
Net realized loss from investments	133,540
Net cash provided by operating activities	$ 5,937,412
Cash Flows From Financing Activities
Cash distributions paid	$ (6,131,219)
Increase in due to custodian	193,807
Net cash used in financing activities	$ (5,937,412)
Net increase in cash	$ —
Cash at beginning of period	$ —
Cash at end of period	$ —
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 796,696

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 18.50	$ 18.32	$ 20.07	$ 21.73	$ 20.53	$ 21.09
Income (Loss) From Operations
Net investment income (1)	$ 0.39	$ 0.74	$ 0.72	$ 0.73	$ 0.78	$ 0.83
Net realized and unrealized gain (loss)	0.42	0.19	(1.72)	(1.65)	1.18	(0.41)
Total income (loss) from operations	$ 0.81	$ 0.93	$ (1.00)	$ (0.92)	$ 1.96	$ 0.42
Less Distributions
From net investment income	$ (0.39)	$ (0.75)	$ (0.75)	$ (0.75)	$ (0.76)	$ (0.84)
From net realized gain	—	—	—	—	—	(0.08)
Tax return of capital	—	—	—	—	—	(0.06)
Total distributions	$ (0.39)	$ (0.75)	$ (0.75)	$ (0.75)	$ (0.76)	$ (0.98)
Premium from common shares sold through shelf offering (see Note 5) (1)	$ —	$ —	$ —	$ 0.01	$ 0.00 (2)	$ 0.00 (2)
Net asset value — End of period	$ 18.92	$ 18.50	$ 18.32	$ 20.07	$ 21.73	$ 20.53
Market value — End of period	$ 17.95	$ 16.59	$ 17.67	$ 19.05	$ 22.50	$ 19.50
Total Investment Return on Net Asset Value (3)	4.64% (4)	5.60%	(4.73)%	(4.36)%	9.87%	1.90%
Total Investment Return on Market Value (3)	10.70% (4)	(1.82)%	(3.19)%	(12.33)%	19.77%	(3.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295,564	$289,050	$286,208	$313,625	$333,178	$314,321
Ratios (as a percentage of average daily net assets): (5)
Expenses excluding interest and fees	0.79% (6)	0.80%	0.77%	0.73%	0.73%	0.75%
Interest and fee expense (7)	0.55% (6)	0.62%	0.32%	0.06%	0.05%	0.17%
Total expenses	1.34% (6)	1.42%	1.09%	0.79%	0.78%	0.92%
Net expenses	1.34% (6)	1.42%	1.09%	0.79%	0.78%	0.92%
Net investment income	4.14% (6)	4.13%	3.92%	3.35%	3.67%	3.88%
Portfolio Turnover	15% (4)	48%	45%	13%	13%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Municipal Opportunities Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide current income exempt from regular federal income tax. The Trust will, as a secondary investment objective, seek to achieve capital appreciation.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation.
In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes
—
The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees
—
Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications
—
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held
—
The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at September 30, 2024. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2024, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $39,797,264 and $54,259,661, respectively. The range of interest rates on the Floating Rate Notes outstanding at September 30, 2024 was 3.15% to 3.35%. For the six months ended September 30, 2024, the Trust's average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $39,660,000 and 4.02%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of September 30, 2024.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Trust may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Trust’s value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Trust has opted to treat such investments as derivatives transactions. The Trust may change this approach at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions
—
The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements
—
The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the Trust, for federal income tax purposes, had deferred capital losses of $22,624,712 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $8,878,407 are short-term and $13,746,305 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$277,354,309
Gross unrealized appreciation	$ 23,221,914
Gross unrealized depreciation	(3,594,241)
Net unrealized appreciation	$ 19,627,673
3  Investment Adviser and Administrative Fee and Other Transactions with Affiliates
The investment adviser and administrative fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate as a percentage of the Trust’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	0.60%
Over $1.5 billion	0.59%
Gross assets, as defined in the Trust’s investment advisory and administrative agreement with EVM, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. For purposes of this calculation, gross assets represent net assets plus the amount payable by the Trust to floating-rate note holders. For the six months ended September 30, 2024, the investment adviser and administrative fee incurred by the Trust and the effective annual rate, as a percentage of average daily gross assets, were $990,491 and 0.60%, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administrative fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $51,439,540 and $50,636,395, respectively, for the six months ended September 30, 2024.
5  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended September 30, 2024 and the year ended March 31, 2024.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended September 30, 2024 and the year ended March 31, 2024.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 1,908,750 common shares through an equity shelf offering program (the "shelf offering"). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended September 30, 2024 and year ended March 31, 2024, there were no shares sold by the Trust pursuant to its shelf offering.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,128,180	$ —	$ 7,128,180
Tax-Exempt Municipal Obligations	—	314,189,042	—	314,189,042
Taxable Municipal Obligations	—	15,462,024	—	15,462,024
Total Investments	$ —	$336,779,246	$ —	$336,779,246

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements
1
for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1
Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance National Municipal Opportunities Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency and special considerations relevant to investing in municipal obligations, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that the Fund is authorized to issue additional common shares through a shelf offering. The Board also concluded that the structure of the advisory fee, which includes breakpoints at certain asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
National Municipal Opportunities Trust
September 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy Wiser Stefani

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email:
EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC
(“
EQ
”),
the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
 If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program.

The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7765    9.30.24

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024